Discontinued Operations - Summary of Carrying Amounts of Assets and Liabilities Sold (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Nov. 24, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash	$ 41,761		$ 7,389	$ 23,166
Accounts receivable	44		7,051
Inventories (note 7)	7,532		12,028
Prepaids	12,733		1,452
Other long-term assets (note 8)	1,170		411
Capital assets (note 9)	21,471		41,113
Right-of-use assets (note 10)	33,254		39,149
Intangible assets (note 11)	13,846		19,803
Deferred tax assets (note 26)	507		606
Total assets	165,098		102,892
Accounts payable and accrued liabilities (note 13)	22,808		31,855
Deferred revenues			507
Current portion of lease liabilities (note 14)	8,290
Long-term portion of deferred revenues			170
Long-term portion of lease liabilities (note 14)	29,947
Total liabilities	$ 70,164		$ 166,038
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash		$ 6,794
Accounts receivable		1,148
Inventories (note 7)		8,313
Prepaids		236
Other long-term assets (note 8)		48
Capital assets (note 9)		8,483
Right-of-use assets (note 10)		3,300
Intangible assets (note 11)		370
Deferred tax assets (note 26)		12
Total assets		28,704
Accounts payable and accrued liabilities (note 13)		2,163
Deferred revenues		370
Current portion of lease liabilities (note 14)		809
Long-term portion of deferred revenues		87
Long-term portion of lease liabilities (note 14)		3,260
Total liabilities		6,689
Net assets sold		$ 22,015